Expense Example, No Redemption - FidelityAdvisorValueLeadersFund-AMCIPRO - FidelityAdvisorValueLeadersFund-AMCIPRO - Fidelity Advisor Value Leaders Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Value Leaders Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	956
5 Years	1,255
10 Years	2,102
Fidelity Advisor Value Leaders Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	635
5 Years	1,112
10 Years	2,237
Fidelity Advisor Value Leaders Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	814
5 Years	1,170
10 Years	2,171
Fidelity Advisor Value Leaders Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	316
5 Years	564
10 Years	$ 1,275